[logo – Capital International (SM)]

Emerging Markets Growth Fund, Inc.
333 South Hope Street, 31st Floor
Los Angeles, California 90071

Laurie D. Neat
Assistant Secretary
Phone (213) 486-9516
Fax (213) 486-9034
E-mail:lddn@capgroup.com

August 24, 2010

VIA EDGAR

Office of Disclosure
Division of Investment Management
United States Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:	Emerging Markets Growth Fund, Inc.
File Nos. 333-74995 and 811-04692
Post-Effective Amendment No. 14

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 14 (the “Amendment”) to the currently effective Registration Statement of the Emerging Markets Growth Fund, Inc.

This registration statement contains amendments reflecting disclosures required under SEC Release 33-8998, “Enhanced Disclosure and New Prospectus Delivery Option for Registered Open-End Management Investment Companies.” As a result of the new disclosures, this filing is being made pursuant to Rule 485(a), and we propose that it become effective on October 28, 2010.

If you have any questions or comments regarding this Amendment, please contact the undersigned at (213) 486-9516.

Sincerely,

/s/ Laurie D. Neat
Laurie D. Neat
Assistant Secretary

Attachments
cc:           Sheila Stout